ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
ORGANIZATION AND BUSINESS OPERATIONS [Text Block]

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

Longhai Steel Inc., a Nevada corporation (formerly Action Industries, Inc.) (“we”, “our” or the “Company”) was originally incorporated under the laws of the State of Georgia on December 4, 1995. On March 14, 2008, the Georgia corporation was merged with and into a newly formed Nevada corporation also named Action Industries, Inc. and all of the outstanding shares of the Georgia corporation were exchanged for shares in the surviving Nevada corporation.

On March 26, 2010, the Company completed a reverse acquisition transaction through a share exchange with Kalington Limited (“Kalington”), a Hong Kong entity established on November 5, 2009, and its shareholders, whereby the Company acquired 100% of the issued and outstanding capital stock of Kalington in exchange for 10,000 shares of our Series A Preferred Stock which constituted 98.5% of the Company’s issued and outstanding capital stock on an as-converted basis as of and immediately after the consummation of the reverse acquisition. On July 16, 2010, the Company effected a 1-for-125 reverse stock split of our issued and outstanding common stock (the “Reverse Stock Split”). Upon the date of the Reverse Stock Split all of the issued and outstanding shares of Series A Preferred Stock automatically converted into 9,850,000 shares of common stock. Following the effectiveness of the Reverse Stock Split and conversion of Series A Preferred Stock into common stock, there were 10,000,000 shares of our common stock issued and outstanding and no shares of preferred stock issued and outstanding. As a result of the reverse acquisition, Kalington became the Company’s wholly-owned subsidiary and the former stockholders of Kalington became our controlling stockholders. The share exchange transaction with Kalington and the Shareholders, was treated as a reverse acquisition for accounting and financial reporting purposes, with Kalington as the acquirer and the Company as the acquired party. After the reverse acquisition, the Company changed its name to Longhai Steel Inc.

As a result of the reverse acquisition transaction, the Company now owns all of the issued and outstanding capital stock of Kalington.

By virtue of its ownership in Kalington, the Company also owns Xingtai Kalington Consulting Service Co., Ltd. (“Kalington Consulting”), which is a wholly owned foreign subsidiary of Kalington and effectively and substantially controls Xingtai Longhai Wire Rod Co., Ltd. (“Longhai”), a leading producer of steel wire products in northeastern China, through a series of captive agreements known as variable interest agreements (the “VIE Agreements”) with Kalington Consulting.

Immediately prior to the reverse acquisition, the common stock of Kalington was owned by the following persons in the indicated percentages: William Hugh Luckman ( 3.51%); Wealth Index Capital Group LLC (a US company) ( 7.3%); K International Consulting Ltd. (a BVI company) ( 2.08%); Merrill King International Investment Consulting Ltd. (a BVI company) ( 0.31%); Shanchun Huang ( 3.12%); Xiucheng Yang ( 1.53%); Jianxin Wang ( 0.92%); Xingfang Zhang ( 29.45%); and Merry Success Limited (a BVI company) ( 51.78%) . Our former Chief Financial Officer and Director, Dr. Eberhard Kornotzki, directly controls the shares held by K International Consulting Ltd., and Chaojun Wang, our Chief Executive Officer, serves as a director of Merry Success Limited, our principal stockholder after the reverse acquisition, along with Jinhai Guo, its sole shareholder.

Kalington was established on November 5, 2009 in Hong Kong to serve as an intermediate holding company. Chaojun Wang currently serves as the directors of Kalington. Kalington Consulting was established in the PRC on March 18, 2010, and is 100% owned by Kalington. On March 5, 2010, the local government of the PRC issued a certificate of approval regarding the foreign ownership of Kalington Consulting. Chaojun Wang serves as the executive director of Kalington Consulting. Longhai, our operating variable interest entity (“VIE”), was established in the PRC on August 26, 2008, as a result of the carve-out of the division of Xingtai Longhai Steel Group Co., Ltd. (“Longhai Steel Group”), for the purpose of engaging in the production of steel wire. Chaojun Wang serves as the Chairman of the Board of Directors and General Manager of Longhai and owns 80% of the capital stock in Longhai. Longhai’s additional shareholders are Wealth Index International (Beijing) Investment Co., Ltd. ( 15% owner) and Wenyi Chen ( 5% owner). Chaojun Wang also owns 80% of the capital stock of and is the chief executive officer of Longhai Steel Group.

On March 19, 2010, prior to the reverse acquisition transaction, Kalington Consulting and Longhai entered into a series of agreements, the VIE Agreements, pursuant to which Longhai became Kalington Consulting’s VIE. The use of VIE agreements is a common structure used to acquire PRC corporations, particularly in certain industries in which foreign investment is restricted or forbidden by the PRC government. The VIE Agreements include:

  a Consulting Services Agreement through which Kalington Consulting has the right to advise, consult, manage and operate Longhai and collect and own all of the net profits of Longhai;
  an Operating Agreement through which Kalington Consulting has the right to recommend director candidates and appoint the senior executives of Longhai, approve any transactions that may materially affect the assets, liabilities, rights or operations of Longhai, and guarantee the contractual performance by Longhai of any agreements with third parties, in exchange for a pledge by Longhai of its accounts receivable and assets;
  a Proxy Agreement under which the three owners of Longhai have vested their collective voting control over Longhai to Kalington Consulting and will only transfer their respective equity interests in Longhai to Kalington Consulting or its designee(s);
  an Option Agreement under which the owners of Longhai have granted to Kalington Consulting the irrevocable right and option to acquire all of their equity interests in Longhai; and
  an Equity Pledge Agreement under which the owners of Longhai have pledged all of their rights, titles and interests in Longhai to Kalinton Consulting to guarantee Longhai’s performance of its obligations under the Consulting Services Agreement.

On March 18, 2010, prior to the reverse acquisition transaction, Mr. Wang entered into a call option agreement, the Merry Success Option Agreement, with Jinhai Guo, the sole shareholder of Merry Success Limited, pursuant to which, Mr. Wang has the right to acquire up to 100% or the shares of Merry Success Limited for fixed consideration within the next three years. The Merry Success Option Agreement also provides that Mr. Guo shall not dispose any of the shares of Merry Success Limited without Mr. Wang’s consent. As a result of the Merry Success Option Agreement, Chaojun Wang, our Chief Executive Officer, beneficially owns a majority of our capital stock and voting power, as well as of Longhai and Longhai Steel Group. Because of the common control between Kalington, Kalington Consulting and Longhai, for accounting purposes, the acquisition of these entities has been treated as a recapitalization with no adjustment to the historical basis of their assets and liabilities based on Financial Accounting Standards Board (“FASB”) rules on business combinations and transactions among entities under common control. The restructuring has been accounted for using a manner similar to pooling method of accounting and the operations were consolidated as if the restructuring had occurred as of the beginning of the earliest period presented in our consolidated financial statements and the current corporate structure had been in existence throughout the periods covered by our consolidated financial statements.

Prior to the reverse acquisition of Kalington, the Company was primarily in the business of providing prepaid long distance calling cards and other telecommunication products and was in the development stage and had not commenced planned principal operations. As a result of our reverse acquisition of Kalington, the Company no longer a shell company and active business operations were revived.

All of the Company’s business operations are now conducted through its Hong Kong and Chinese subsidiaries, Kalington and Kalington Consulting, respectively, and controlled affiliate, Longhai. The Company’s principal business is the production of steel wire ranging from 6mm to 10mm in diameter. The Company operates two wire production lines which have a combined annual capacity of approximately nine hundred thousand tons per year. The Company’s products are sold to a number of distributors who transport the wire to nearby wire processing facilities. The Company’s wire is then further processed by third party wire refiners into a variety of products such as nails, screws, and wire mesh for use in reinforced concrete and fencing. The Company’s facilities and head offices are located in the town of Xingtai in southern Hebei Province.

Kalington was established in Hong Kong on November 5, 2009 to serve as an intermediate holding company. Chaojun Wang currently serves as the director of Kalington. Kalington Consulting was established in the PRC on March 18, 2010.

Longhai was originally formed on August 26, 2008 as a carve-out from Longhai Steel Group of companies. Chaojun Wang serves as the Chairman of the Board of Directors and General Manager of Longhai and owns 80% of the capital stock of Longhai. Longhai’s additional shareholders are Wealth Index International (Beijing) Investment Co., Ltd. ( 15% owner) and Wenyi Chen ( 5% owner). Chaojun Wang also owns 80% of the capital stock of and is the Chief Executive Officer of Longhai Steel Group.

Longhai leases a five-story office space and the building which houses our production facilities from Longhai Steel Group, the Company’s related party. Until 2008, Longhai purchased 100% of its steel billet from Longhai Steel Group. Prior to 2009, the Company purchased our steel billet at a slight discount from Longhai Steel Group, an entity owned and controlled by our CEO, Chaojun Wang. However, since 2009, the Company has purchased steel billet at prevailing market prices from trading companies. While they source their steel billet from local steel manufacturers, including Longhai Steel Group, they provide all of our billets only through Longhai Steel Group. They also function as financing intermediaries to facilitate delivery of steel billets to Longhai, The price of the billets has been set through arm’s length negotiations with Longhai Steel Group. Longhai Steel Group is able to supply steel to Longhai less expensively than competitors because, while the base price of steel billet is comparable across the region, (i) Longhai Steel Group’s cost of transporting steel to Longhai is lower given its proximity to Longhai and (ii) Longhai Steel Group can deliver hot steel billet given such proximity, which reduces Longhai’s energy costs and factors into Longhai’s calculation of its true steel billet costs. The Company’s purchasing team monitors and tracks movements in steel billet prices daily and provides regular guidance to management to respond quickly to market conditions and aid in long term business planning. Steel Billet is the principal raw material used in our production of steel wire. Longhai also purchases production utilities from Longhai Steel Group.

Prior to the reverse acquisition transaction, Mr. Wang entered into a call option agreement, the Merry Success Option Agreement, with Jinhai Guo, the sole shareholder of Merry Success Limited, pursuant to which, Mr. Wang has the right to acquire up to 100% or the shares of Merry Success Limited for fixed consideration within the next three years. The Merry Success Option Agreement also provides that Mr. Guo shall not dispose any of the shares of Merry Success Limited without Mr. Wang’s consent. As a result of the Merry Success Option Agreement, Chaojun Wang, our Chief Executive Officer, beneficially owns a majority of our capital stock and voting power, as well as of Longhai. Since there is common control between the Company and Longhai, for accounting purposes, the acquisition of Longhai has been treated as a recapitalization with no adjustment to the historical basis of the assets and liabilities of the consolidated company based on FASB rules on business combinations and transactions among entities under common control. The restructuring has been accounted for using the “as if” pooling method of accounting and the operations were consolidated as if the restructuring had occurred as of the beginning of the earliest period presented in our consolidated financial statements and the current corporate structure had been in existence throughout the periods covered by our consolidated financial statements.

Summarized below is the information related to the consolidated VIE’s assets and liabilities as of December 31, 2011 and 2010, respectively:

	December 31,
	2011	2010
ASSETS
Current Assets
Cash and cash equivalents	$2,658,657	$191,570
Accounts receivable, net	905,232	908,327
Inventory, net	3,633,190	8,500,770
Advance to suppliers	27,183,336	36,690,323
Tax receivable	3,048,825	276,638
Prepaid expenses	10,881	10,465
Notes receivable	15,727	226,867
Other current assets	2,376,867	6,350,749
Current deferred tax assets	65,964	74,976
Due from related parties	32,844,632	-
Total current assets	72,743,311	53,230,685

Property, plant and equipment, net	22,514,658	24,648,688
Intangible assets	42,463	-
Non-current deferred tax assets	53,864	-
TOTAL ASSETS	$95,354,296	$77,879,373

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts payable	$8,093,254	$8,355,457
Advance from customers	19,269,063	15,692,066
Short-term borrowing	3,625,069	-
Income tax payable	6,467,167	5,701,872
Accrued liabilities	416,485	2,107,965
Due to related party	-	1,531,755
Total current liabilities	37,871,038	33,389,115

Non-current deferred tax liabilities	-	170,686

TOTAL LIABILITIES	$37,871,038	$33,559,801

Only the assets of the VIE can be used to settle the obligations of the VIE. Conversely, liabilities recognized by the consolidated VIE do not represent additional claims on the Company’s assets. For the year ended December 31, 2011, the financial performance of the VIE reported in the Company’s consolidated statements of income and comprehensive income includes sales of approximately $608,038,370, cost of sales of approximately $589,318,547, operating expenses of approximately $1,681,844 and net income of approximately $11,113,109. For the year ended December 31, 2010, the financial performance of the VIE reported in the Company’s consolidated statements of income and comprehensive income includes sales of approximately $475,022,529, cost of sales of approximately $456,446,007, operating expenses of approximately $1,889,208 and net income of approximately $11,854,806.

NOTE 1 - ORGANIZATION AND BUSINESS OPERATIONS

Longhai Steel Inc., a Nevada corporation (formerly Action Industries, Inc.) (“we”, “our” or the “Company”) was originally incorporated under the laws of the State of Georgia on December 4, 1995. On March 14, 2008, the Georgia corporation was merged with and into a newly formed Nevada corporation also named Action Industries, Inc. and all of the outstanding shares of the Georgia corporation were exchanged for shares in the surviving Nevada corporation.

On March 26, 2010, the Company completed a reverse acquisition transaction through a share exchange with Kalington Limited (hereafter referred to as “Kalington”), a Hong Kong entity established on November 5, 2009, and its shareholders, whereby the Company acquired 100% of the issued and outstanding capital stock of Kalington in exchange for 10,000 shares of our Series A Preferred Stock which constituted 98.5% of the Company’s issued and outstanding capital stock on an as-converted basis as of and immediately after the consummation of the reverse acquisition. On July 16, 2010, the Company effected a 1-for-125 reverse stock split of our issued and outstanding common stock (the “Reverse Stock Split”). Upon the date of the Reverse Stock Split all of the issued and outstanding shares of Series A Preferred Stock automatically converted into 9,850,000 shares of common stock. Following the effectiveness of the Reverse Stock Split and conversion of Series A Preferred Stock into common stock, there were 10,000,418 shares of our common stock issued and outstanding and no shares of preferred stock issued and outstanding. As a result of the reverse acquisition, Kalington became the Company’s wholly-owned subsidiary and the former stockholders of Kalington became our controlling stockholders. The share exchange transaction with Kalington and the Shareholders, was treated as a reverse acquisition for accounting and financial reporting purposes, with Kalington as the acquirer and the Company as the acquired party. After the reverse acquisition, the Company changed its name to Longhai Steel Inc.

As a result of the reverse acquisition transaction, the Company now owns all of the issued and outstanding capital stock of Kalington.

By virtue of its ownership in Kalington, the Company also owns Kalington Consulting, which is a wholly owned foreign subsidiary of Kalington and effectively and substantially controls Xingtai Longhai Wire Rod Co., Ltd (“Longhai”), a leading producer of steel wire products in northeastern China, through a series of captive agreements known as variable interest agreements (the “VIE Agreements”) with Kalington Consulting.

Immediately prior to the reverse acquisition, the common stock of Kalington was owned by the following persons in the indicated percentages: William Hugh Luckman ( 3.51%); Wealth Index Capital Group LLC (a US company) ( 7.3%); K International Consulting Ltd. (a BVI company) ( 2.08%); Merrill King International Investment Consulting Ltd. (a BVI company) ( 0.31%); Shanchun Huang ( 3.12%); Xiucheng Yang ( 1.53%); Jianxin Wang ( 0.92%); Xingfang Zhang ( 29.45%); and Merry Success Limited (a BVI company) ( 51.78%) . Our former Chief Financial Officer and Director, Dr. Eberhard Kornotzki, directly controls the shares held by K International Consulting Ltd., and Chaojun Wang, our Chief Executive Officer, serves as a director of Merry Success Limited, our principal stockholder after the reverse acquisition, along with Jinhai Guo, its sole shareholder.

Kalington was established on November 5, 2009 in Hong Kong to serve as an intermediate holding company. Chaojun Wang currently serves as the directors of Kalington. Kalington Consulting was established in the PRC on March 18, 2010, and is 100% owned by Kalington. On March 5, 2010, the local government of the PRC issued a certificate of approval regarding the foreign ownership of Kalington Consulting. Chaojun Wang serves as the executive director of Kalington Consulting. Longhai, our operating VIE, was established in the PRC on August 26, 2008, as a result of the carve-out of the division of the Xingtai Longhai Steel Group Co., Ltd (“Longhai Steel Group”), for the purpose of engaging in the production of steel wire. Chaojun Wang serves as the Chairman of the Board of Directors and General Manager of Longhai and owns 80% of the capital stock in Longhai. Longhai’s additional shareholders are Wealth Index International (Beijing) Investment Co., Ltd. ( 15% owner) and Wenyi Chen ( 5% owner). Chaojun Wang also owns 80% of the capital stock of and is the chief executive officer of the Longhai Steel Group.

On March 19, 2010, prior to the reverse acquisition transaction, Kalington Consulting and Longhai entered into a series of agreements, the VIE Agreements, pursuant to which Longhai became Kalington Consulting’s variable interest entity. The use of VIE agreements is a common structure used to acquire PRC corporations, particularly in certain industries in which foreign investment is restricted or forbidden by the PRC government. The VIE Agreements include:

  A Consulting Services Agreement through which Kalington Consulting has the right to advise, consult, manage and operate Longhai and collect and own all of the net profits of Longhai;

  an Operating Agreement through which Kalington Consulting has the right to recommend director candidates and appoint the senior executives of Longhai, approve any transactions that may materially affect the assets, liabilities, rights or operations of Longhai, and guarantee the contractual performance by Longhai of any agreements with third parties, in exchange for a pledge by Longhai of its accounts receivable and assets;

  a Proxy Agreement under which the three owners of Longhai have vested their collective voting control over Longhai to Kalington Consulting and will only transfer their respective equity interests in Longhai to Kalington Consulting or its designee(s);

  an Option Agreement under which the owners of Longhai have granted to Kalington Consulting the irrevocable right and option to acquire all of their equity interests in Longhai; and

  an Equity Pledge Agreement under which the owners of Longhai have pledged all of their rights, titles and interests in Longhai to Kalinton Consulting to guarantee Longhai’s performance of its obligations under the Consulting Services Agreement.

Pursuant to the VIE Agreements, the Company through its wholly-owned subsidiary, Kalington Consulting, was granted with decision making rights and power over key strategic and operational functions that would significantly impact the Longhai or the VIE’s economic performance, which includes, but is not limited to, advise, consult, manage and operate Longhai and collect and own all of the net profits of Longhai; recommend director candidates and appoint the senior executives of Longhai, approve any transactions that may materially affect the assets, liabilities, rights or operations of Longhai; and guarantee the contractual performance by Longhai of any agreements with third parties Under these agreements, the Company has the absolute and exclusive right to enjoy economic benefits similar to equity ownership through the VIE Agreements with Longhai and their shareholders.

Longhai is deemed to be a VIE since, by design, its total equity investments at risk lack the ability to make decisions about its activities that have a significant effect on its success.

The Company consolidates with the VIE because it is deemed to have a controlling financial interest in the VIE due to its:

a.	Power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and
b.	Obligation to absorb losses of the VIE that could potentially be significant to the VIE and the right to receive benefits from the VIE that could potentially be significant to the VIE.

On March 18, 2010, prior to the reverse acquisition transaction, Mr. Wang entered into a call option agreement, the Merry Success Option Agreement,with Jinhai Guo, the sole shareholder of Merry Success Limited, which was the majority shareholder of Kalingon prior to the reverse acquisition, pursuant to which Mr. Wang was granted the right to acquire up to 100% of the sh ares of Merry Success Limited for fixed consideration within the next three years. The Merry Success Option Agreement al so provides that Mr. Guo shall not dispose of any of the shares of Merry Success Limited without Mr. Wang’s consent. As a result of the Merry Success Option Agreement, right after the reverse acquisition transaction, Mr. Wang beneficially own ed a majority of our capital stock and voting power, as well as of Longhai and Longhai Steel Group. Because of the common control between Kalington, Kalington Consulting and Longhai, for accounting purposes, the acquisition of these entities has been treated as a recapitalization with no adjustment to the historical basis of their assets and liabilities based on Financial Accounting Standards Board (FASB) rules on business combinations and transactions among entities under common control. The restructuring has been accounted for using a manner similar to pooling method of accounting and the operations were consolidated as if the restructuring had occurred as of the beginning of the earliest period presented in our consolidated financial statements and the current corporate structure had been in existence throughout the periods covered by our consolidated financial statements.

Prior to the reverse acquisition of Kalington, the Company was primarily in the business of providing prepaid long distance calling cards and other telecommunication products and was in the development stage and had not commenced planned principal operations. As a result of our reverse acquisition of Kalington, the Company no longer a shell company and active business operations were revived.

All of the Company’s business operations are now conducted through its Hong Kong and Chinese subsidiaries, Kalington and Kalington Consulting, respectively, and controlled affiliate, Longhai. The Company’s principal business is the production of steel wire ranging from 5.5mm to 18mm in diameter. The Company operates two wire production lines which have a combined annual capacity of approximately 1.5 million metric tons (MMT) per year. The Company’s products are sold to a number of distributors who transport the wire to nearby wire processing facilities. The Company’s wire is then further processed by third party wire refiners into a variety of products such as nails, screws, and wire mesh for use in reinforced concrete and fencing. The Company’s facilities and head offices are located in the town of Xingtai in southern Hebei Province.

Longhai leases a five-story office space and the building which houses our production facilities from the Longhai Steel Group, the Company’s related party. Until 2008, Longhai purchased 100% of its steel billet from the Longhai Steel Group. Prior to 2009, the Company purchased our steel billet at a slight discount from Longhai Steel Group, an entity owned and controlled by our CEO, Chaojun Wang. However, since 2009, the Company has purchased steel billet at prevailing market prices from trading companies. While they source their steel billet from local steel manufacturers, including Longhai Steel Group, they provide all of our billets only through Longhai Steel Group. They also function as financing intermediaries to facilitate delivery of steel billets to Longha, The price of the billets has been set through arm’s length negotiations with Longhai Steel Group. Longhai Steel Group is able to supply steel to Longhai less expensively than competitors because, while the base price of steel billet is comparable across the region, (i) Longhai Steel Group’s cost of transporting steel to Longhai is lower given its proximity to Longhai and (ii) Longhai Steel Group can deliver hot steel billet given such proximity, which reduces Longhai’s energy costs and factors into Longhai’s calculation of its true steel billet costs. The Company’s purchasing team monitors and tracks movements in steel billet prices daily and provides regular guidance to management to respond quickly to market conditions and aid in long term business planning. Steel Billet is the principal raw material used in our production of steel wire. Longhai also purchases production utilities from the Longhai Steel Group.

Summarized below is the information related to the consolidated VIE’s assets and liabilities as of September 30, 2012 and December 31, 2011, respectively:

	September 30, 2012	December 31, 2011
	(Unaudited)
ASSETS
Current Assets
Cash and cash equivalents	$528,668	$2,658,657
Accounts receivable	982,881	905,232
Inventory	2,954,852	3,633,190
Advance to suppliers	77,142,658	27,183,336
Tax receivable	370,099	3,643,142
Prepaid expenses	23,136	10,881
Notes receivable	474,196	15,727
Other current assets	1,575,632	2,376,867
Current deferred tax assets	90,915	65,964
Due from related parties	-	32,844,632
Total current assets	84,143,037	73,337,628

Property, plant and equipment, net	20,300,193	22,514,658
Intangible assets, net	35,907	42,463
Non-current deferred tax assets	119,191	53,864
TOTAL ASSETS	$104,598,328	$95,948,613

LIABILITIES
Current Liabilities
Accounts payable	12,566,650	8,093,254
Advance from customers	16,126,894	19,269,063
Loan from third party	-	3,625,069
Tax payable	577,274	594,317
Income tax payable	7,891,732	6,467,167
Due to related parties	2,690,635	-
Accrued liabilities	1,037,378	416,485
Total current liabilities	40,890,563	38,465,355
TOTAL LIABILITIES	$40,890,563	$38,465,355

Only the assets of the VIE can be used to settle the obligations of the VIE. Conversely, liabilities recognized by the consolidated VIE do not represent additional claims on the Company’s assets. For the nine months ended September 30, 2012 and 2011 respectively, the financial performance of the VIE reported in the Company’s consolidated statements of income and comprehensive income includes sales of approximately $391,077,808 and $410,775,293, cost of sales of approximately $378,987,459 and $400,408,290, operating expenses of approximately $2,947,800 and $1,923,823, and net income of approximately $5,941,736 and $4,679,385. For the quarter ended September 30, 2012 and 2011 respectively, the financial performance of the VIE reported in the Company’s consolidated statements of income and comprehensive income includes sales of approximately $94,815,189 and $118,760, 655, cost of sales of approximately $93,041,038 and $115,899,850, operating expenses of approximately $1,253,819 and $953,063, and net income of approximately $165,535 and $830,647, respectively.